Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Leases

8. Leases

The Company determines if an arrangement is a lease at inception based on whether the Company has the right to control the use of an identified asset, the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset. After the criteria are satisfied, the Company accounts for these arrangements as leases in accordance with ASC 842, Leases. Right-of-use assets represent the Company’s right to use the underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term, including payments at commencement that depend on an index or rate. For leases in which the Company is the lessee do not have a readily determinable implicit rate, an incremental borrowing rate, based on the information available at the lease commencement date, is utilized to determine the present value of lease payments. When a secured borrowing rate is not readily available, unsecured borrowing rates are adjusted for the effects of collateral to determine the incremental borrowing rate. The Company uses the implicit rate for agreements in which it is a lessor. The Company has not entered into any material agreements in which it is a lessor. Lease expense and lease income are recognized on a straight-line basis over the lease term for operating leases.

In April 2023, the Company entered into an operating lease for office space. The lease has a term of 135 months beginning on the commencement date (the “Commencement Date”), being the earlier of (i) the date on which the Company begins occupying the leased space, and (ii) December 7, 2023; and the lease provides for an abatement period of 15 months from the Commencement Date. The Company’s secured borrowing rate of 15% was used to determine the present value of lease payments and establish the right-of-use asset and lease liability at lease inception for this lease.

The Company’s other operating leases include its current office and manufacturing facility and leases for certain office equipment.

The following table presents the Company’s lease costs which are included in general and administrative expenses in the unaudited condensed consolidated statements of operations:

	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Fixed lease expense	$104,528	$139,315	$207,497	$69,191
Variable lease expense	96,335	89,016	105,270	44,508
Total operating lease expense	$200,863	$228,331	$312,767	$113,699

Cash paid for operating leases was $204,987 and $206,042 for the six months ended June 30, 2023, and June 30, 2022, respectively.

The following table presents the balance and classifications of the Company’s right-of-use assets and lease liabilities included in the unaudited condensed balance sheets:

	Balance Sheet Location	June 30, 2023	December 31, 2022
Assets
Noncurrent
Operating lease assets	Operating lease right-of-use asset	$1,384,779	$317,208

Liabilities
Current
Operating lease liabilities	Operating lease liabilities - current	524,279	410,158
Noncurrent
Operating lease liabilities	Operating lease liabilities - long-term	992,660	87,214
Total lease liabilities		$1,516,939	$497,372

For operating lease assets and liabilities, the weighted average remaining lease term was 11.2 years and 2.2 years as of June 30, 2023, and December 31, 2022, respectively. The weighted average discount rate used in the valuation over the remaining lease terms was 13.9% as of June 30, 2023, and 7.9% as of December 31, 2022.

The following table presents the Company’s maturities of lease liabilities as of June 30, 2023:

2023	$220,745
2024	66,374
2025	208,169
2026	268,483
2027	290,968
2028 onward	2,476,008
Total lease payments	3,530,747
Total present value discount	(2,013,808)
Operating lease liabilities	$1,516,939

6. Leases

The Company leases its office and manufacturing facility under a 64-month operating lease expiring April 30, 2024. The lease includes rent escalations and chargebacks to the Company for build-out costs. The right-of-use asset and lease liability amounts were determined using an 8% discount rate which was the interest rate related to the leasehold improvement obligation.

The operating lease includes a leasehold improvement obligation which bears interest at 8% and matures on April 30, 2024. The balance of this obligation was $56,634 and $96,375 as of December 31, 2022, and December 31, 2021, respectively, and is included in operating lease liabilities in the consolidated balance sheets. Total cash paid pursuant to this lease was $359,615 and $360,780 during the years ended December 31, 2022 and 2021, respectively. The weighted average remaining lease term is 16 months at December 31, 2022.

The Company also leases certain office equipment under an operating lease beginning in August 2022 and expiring in 2025. The right-of-use asset and lease liability amounts were determined using a 7.75% discount rate. Cash paid pursuant to this lease during the year ended December 31, 2022 was $3,475 and the weighted average remaining lese term is 31 months.

The weighted average discount rate for all leases is approximately 8% at December 31, 2022.

Total operating lease expense, which is accounted for in cost of revenue, was as follows:

	Years ended December 31,
	2022	2021
Fixed lease expense	$275,763	$275,485
Variable lease expense	$178,032	$180,818
Total operating lease expense	$453,795	$456,303

Future minimum lease payments as of December 31, 2022 were as follows:

Years Ending December 31,	Operating Leases
2023	$409,347
2024	142,847
2025	4,865
Total minimum payments	$557,059